UNITED STATES
                                  SECURITIES AND EXCHANGE COMMISSION
                                     Washington,  D.C.    20549

                                                FORM 13-F

                                     FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:                   6-30-10

Check here if Amendment  [   ] ;  Amendment Number:
  This Amendment (Check only one.):          [   ]  is a restatement.
                                             [   ]  adds new holdings
                                                     entries

Institutional Investment Manager Filing this Report:

Name:              J. V. BRUNI AND COMPANY
Address:           1528 N. Tejon Street
                   Colorado Springs, CO  80907

Form 13F File Number:        28-7478

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Jerome V. Bruni
Title:           President
Phone:          (719) 575-9880

Signature, Place, and Date of Signing:

Jerome V. Bruni                 Colorado Springs, Colorado            08-11-10

Report Type (Check only one.):

[ x ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                         FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                     0

Form 13F Information Table Entry Total:	                              40

Form 13F Information Table Value Total:                          377,398
                                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                      FORM 13F INFORMATION TABLE

                                                                  SHRS OR
                                                                  PRN AMT;
                                TITLE                             SH/PRN;
        NAME OF ISSUE          OF CLASS     CUSIP     (X$1000)   PUT/CALL    DISCRETION MANAGERS      VOTING AUTHORITY
                                                                                                    SOLE   SHARED  NONE
Affiliated Managers Group        Com       008252108   12,194    200,661SH    SOLE       N/A       162,411  0    38,250
American Cap Ltd                 Com       02503Y103    3,918    812,872SH    SOLE       N/A       662,185  0   150,687
Ares Cap Corp                    Com       04010L103    9,856    786,622SH    SOLE       N/A       641,712  0   144,910
Berkshire Hathaway Inc Del    Cl B New     084670702   19,150    240,310SH    SOLE       N/A       195,780  0    44,530
Best Buy Inc                     Com       086516101    9,035    266,820SH    SOLE       N/A       218,180  0    48,640
Barrett Bill Corp                Com       06846N104   10,111    328,608SH    SOLE       N/A       274,098  0    54,510
Brookfield Asset Mgmt Inc   Cl A Ltd Vt Sh 112585104    9,298    411,040SH    SOLE       N/A       341,150  0    69,890
BT Group PLC                     Adr       05577E101    5,865    305,293SH    SOLE       N/A       250,263  0    55,030
Canadian Natl Ry Co              Com       136375102   18,660    325,203SH    SOLE       N/A       264,208  0    60,995
Cemex Sab De Cv             Spon ADR New   151290889    6,364    658,104SH    SOLE       N/A       543,337  0   114,767
Fidelity National Financial     Cl A       31620R105    9,080    698,966SH    SOLE       N/A       571,700  0   127,266
General Growth Pptys Inc         Com       370021107    3,789    285,774SH    SOLE       N/A       249,579  0    36,195
HCC Ins Hldgs Inc                Com       404132102   21,115    852,770SH    SOLE       N/A       703,855  0   148,915
Helmerich & Payne Inc            Com       423452101   11,876    325,197SH    SOLE       N/A       266,342  0    58,855
Johnson & Johnson                Com       478160104   15,444    261,492SH    SOLE       N/A       213,812  0    47,680
JP Morgan Chase & Co             Com       46625H100   16,892    461,412SH    SOLE       N/A       380,497  0    80,915
Kimberly Clark Corp              Com       494368103    3,407     56,200SH    SOLE       N/A        47,220  0     8,980
Kimco Realty Corp                Com       49446R109    7,463    555,291SH    SOLE       N/A       452,039  0   103,252
Lender Processing Svcs Inc       Com       52602E102    5,590    178,533SH    SOLE       N/A       150,406  0    28,127
Level 3 Communications Inc       Com       52729N100    4,927  4,520,606SH    SOLE       N/A     3,616,846  0   903,760
Level 3 Communications Inc      Note       52729NBA7    1,315  1,322,000PRN   SOLE       N/A             0  0         0
Lockheed Martin Corp             Com       539830109    3,022     40,570SH    SOLE       N/A        33,960  0     6,610
Markel Corp                      Com       570535104    7,897     23,226SH    SOLE       N/A        19,046  0     4,180
Medtronic Inc                    Com       585055106    7,896    217,713SH    SOLE       N/A       177,533  0    40,180
Meredith Corp                    Com       589433101    2,033     65,319SH    SOLE       N/A        54,029  0    11,290
Mohawk Inds Inc                  Com       608190104    4,335     94,727SH    SOLE       N/A        75,942  0    18,785
NextEra Energy Inc               Com       65339F101   11,054    226,704SH    SOLE       N/A       186,574  0    40,130
Nucor Corp                       Com       670346105   11,842    309,344SH    SOLE       N/A       252,244  0    57,100
Posco                       Sponsored ADR  693483109    7,397     78,426SH    SOLE       N/A        63,778  0    14,648
Radian Group Inc                 Com       750236101    2,670    368,747SH    SOLE       N/A       300,377  0    68,370
Reliance Steel & Aluminum C      Com       759509102    5,845    161,681SH    SOLE       N/A       131,331  0    30,350
Sherwin Williams Co              Com       824348106    1,587     22,937SH    SOLE       N/A        18,422  0     4,515
Sysco Corp                       Com       871829107   15,794    552,816SH    SOLE       N/A       451,091  0   101,725
Taiwan Semiconductor Mfg Lt Sponsored ADR  874039100    7,202    737,943SH    SOLE       N/A       615,665  0   122,278
TEVA Pharmaceutical Inds Lt      Adr       881624209   19,579    376,600SH    SOLE       N/A       309,270  0    67,330
Texas Instrs Inc                 Com       882508104    4,019    172,630SH    SOLE       N/A       139,510  0    33,120
TJX Cos Inc New                  Com       872540109   14,163    337,615SH    SOLE       N/A       275,289  0    62,326
United Technologies Corp         Com       913017109   14,831    228,493SH    SOLE       N/A       186,023  0    42,470
Wal Mart Stores Inc              Com       931142103   15,577    324,058SH    SOLE       N/A       265,208  0    58,850
Wells Fargo & Co New             Com       949746101   15,306    597,902SH    SOLE       N/A       488,307  0   109,595

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